Commitments and Contingencies (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Nov. 09, 2023	Dec. 31, 2022 USD ($)	Oct. 31, 2021	Feb. 28, 2018
Commitments and Contingencies (Details) [Line Items]
Term of lease		3 years		2 years	5 years
Renewal extension period				3 years
Payments for license agreement	$ 1,000,000
Accrued litigation liability	$ 0		$ 0
NKMAX [Member]
Commitments and Contingencies (Details) [Line Items]
Number of countries	4
NKMAX [Member] | Country D [Member]
Commitments and Contingencies (Details) [Line Items]
Milestone payment, after regulatory approval	$ 1,000,000
NKMAX [Member] | UNITED STATES
Commitments and Contingencies (Details) [Line Items]
Milestone payment, after regulatory approval	5,000,000
NKMAX [Member] | European Union [Member]
Commitments and Contingencies (Details) [Line Items]
Milestone payment, after regulatory approval	4,000,000
NKMAX [Member] | Country B [Member]
Commitments and Contingencies (Details) [Line Items]
Milestone payment, after regulatory approval	1,000,000
NKMAX [Member] | Country A [Member]
Commitments and Contingencies (Details) [Line Items]
Milestone payment, after regulatory approval	1,000,000
NKMAX [Member] | Country C [Member]
Commitments and Contingencies (Details) [Line Items]
Milestone payment, after regulatory approval	$ 1,000,000